Sharon Tomko Talcott Resolution Law Group The Hartford One Hartford Plaza (NP4-TR1) Hartford, CT 06115 Tel. 1-860-547-4416 Sharon.tomko@thehartford.com

January 2, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

Re:	See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.
The Prospectus Supplement that would have been filed, on behalf of the Registrants, under paragraph (c) under this section did not differ from that contained in the Registrants' most recent post-effective amendment; and

2.	The text of the Registrants' most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on December 28, 2017.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 547-4416.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Filings

Exhibit A

Hartford Life Insurance Company Separate Account Seven
File No. 333-176150    HPRM III
Huntington HPRM III
File No. 333-168986    HPRM II
Huntington HPRM II
File No. 333-168990    HPRM Select II
File No. 333-148564    HPRM I
Huntington HPRM I
HPRM Select I

Hartford Life and Annuity Insurance Company Separate Account Seven
File No. 333-176152    HPRM III
File No. 333-174679    HPRM Foundation O-Share
File No. 333-168987    HPRM II
File No. 333-168989    HPRM V-A II
File No. 333-148565    HPRM I
File No. 333-159547    HPRM V-A I
File No. 333-136548    HPRM Foundation II

Hartford Life Insurance Company Separate Account Three
File No. 333-119414    Director M
Director M Platinum
AmSouth VA M
The Director M Select
The Huntington Director M
Fifth Third Director M
Wells Fargo Director M
Classic Director M
Director M Ultra
File No. 333-119419    Director M Access
File No. 333-119415    Director M Edge
File No. 333-119422    The Director M Plus
AmSouth VA M Plus
The Director M Select Plus
File No. 333-119417    The Director M Outlook
Director M Platinum Outlook
AmSouth VA M Outlook
The Director M Select Outlook
Huntington Director M Outlook
Wells Fargo Director M Outlook
Classic Director M Outlook

Hartford Life and Annuity Insurance Company Separate Account Three
File No. 333-119418    Director M
Wells Fargo Director M
File No. 333-119423    Director M Access
File No. 333-119420    Director M Edge
File No. 333-119416    The Director M Plus
File No. 333-119421    The Director M Outlook
Wells Fargo Director M Outlook

Union Security Insurance Company Separate Account A
File No. 333-43799    Empower
File No. 033-37577    Masters
Masters +
File No. 033-19421    Opportunity
Opportunity +

File No. 033-63935    TD Waterhouse

Union Security Life Insurance Company Variable Account D
File No. 033-71686    Masters
File No. 333-20343    TD Waterhouse